Loans	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Loans
The following table presents the loan portfolio according to its classification and subsequent measurement:

	December 31,
	2023	2022
Loans, outstanding balance	7,195,567	6,763,020
Interest receivable	109,082	69,965
Loss allowance	(59,410)	(55,200)
Unearned interest and deferred fees	(24,719)	(17,351)
Loans, net	7,220,520	6,760,434
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2023	2022
Fixed interest rate	3,828,485	3,827,083
Floating interest rates	3,367,082	2,935,937
Total	7,195,567	6,763,020
As of December 31, 2023, and 2022, 71% and 79% of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days. Interest rates on loans ranges from 1.95% to 16.01% (December 31, 2022: 1.27% to 15.32%).
The following table details information relating to loans granted to class A and B shareholders:

	December 31,
	2023	2022
Loans to class A and B shareholders	397,300	834,768
% Loans to class A and B shareholders over total loan portfolio	6%	12%
% Class A and B stockholders with loans over number of class A and B stockholders	10%	11%